Note 6 - Employee Benefit Plans (Details) - Allocation of Plan Assets	Dec. 31, 2013	Dec. 31, 2012
Equity Securities [Member]
Note 6 - Employee Benefit Plans (Details) - Allocation of Plan Assets [Line Items]
Plan Asset Allocations	35.00%	48.00%
Debt Securities [Member]
Note 6 - Employee Benefit Plans (Details) - Allocation of Plan Assets [Line Items]
Plan Asset Allocations	61.00%	49.00%
Company Common Stock [Member]
Note 6 - Employee Benefit Plans (Details) - Allocation of Plan Assets [Line Items]
Plan Asset Allocations	4.00%	3.00%